Financial risk management and financial instruments	12 Months Ended
Jun. 30, 2022
Financial risk management and financial instruments
Financial risk management and financial instruments
39	Financial risk management and financial instruments

Financial instruments overview

The following table summarises the group’s classification of financial instruments.

		Carrying value
				Designated
		At fair value	Designated	at fair value
		through	hedging	through other
		profit and	instrument	comprehensive	Amortised
		loss	at fair value	income	cost	Fair value
	Note	Rm		Rm	Rm	Rm
2022
Financial assets
Investments in listed securities		—	—	480	—	480
Investments in unlisted securities		—	—	13	—	13
Long-term restricted cash****		—	—	—	1 531	1 531	*
Long-term receivables	20	—	—	—	3 023	3 023
Long- and short-term financial assets		868	—	—	—	868
Trade and other receivables***	25	—	—	—	38 936	38 936	**
Cash and cash equivalents	28	—	—	—	43 140	43 140	*
Financial liabilities
Listed long-term debt (Bonds issued)+	16	—	—	—	78 076	71 667
Unlisted long-term debt+	16	—	—	—	26 758	26 824
Lease liabilities	17	—	—	—	16 034
Short-term debt and bank overdraft		—	—	—	255	255	**
Long- and short-term financial liabilities		7 127	—	—	—	7 127
Trade and other payables	26	—	—	—	39 873	39 873	**

39	Financial risk management and financial instruments continued

		Carrying value
				Designated
		At fair value	Designated	at fair value
		through	hedging	through other
		profit and	instrument	comprehensive	Amortised
		loss	at fair value	income	cost	Fair value
	Note	Rm		Rm	Rm	Rm
2021
Financial assets
Investments in listed securities		—	—	466	—	466
Investments in unlisted securities		—	—	8	—	8
Long-term restricted cash		—	—	—	1 422	1 422	*
Long-term receivables	20	—	—	—	3 879	3 879
Long- and short-term financial assets		2 323	—	—	—	2 323
Trade and other receivables***	25	—	—	—	27 140	27 140	**
Cash and cash equivalents	28	—	—	—	31 231	31 231	*
Financial liabilities
Listed long-term debt (Bonds issued)+	16	—	—	—	68 405	72 226
Unlisted long-term debt+	16	—	—	—	34 238	34 274
Lease liabilities	17	—	—	—	15 677
Short-term debt and bank overdraft		—	—	—	303	303	**
Long- and short-term financial liabilities		3 070	2 103	—	—	5 173
Trade and other payables	26	—	—	—	23 289	23 289	**
*	The fair value of cash and cash equivalents is equal to their carrying value.
**	The fair value of these instruments approximates carrying value, due to their short-term nature.
***	Trade and other receivables includes employee-related and insurance-related receivables.

****Long-term restricted cash is disclosed as part of Other long-term investments on the Statement of financial position.

+	Includes unamortised loan costs.
39.1	Financial risk management

The group is exposed in varying degrees to a number of financial instrument related risks. The Group Executive Committee (GEC) has the overall responsibility for the establishment and oversight of the group’s risk management framework. The GEC established the Safety Committee, which is responsible for providing the board with the assurance that significant business risks are systematically identified, assessed and reduced to acceptable levels. A comprehensive risk management process has been developed to continuously monitor and assess these risks. Based on the risk management process Sasol refined its hedging policy and the Sasol Limited Board appointed a subcommittee, the Audit Committee, that meets regularly to review and, if appropriate, approve the implementation of hedging strategies for the effective management of financial market related risks.

The group has a central treasury function that manages the financial risks relating to the group’s operations.

39	Financial risk management and financial instruments continued
39.1	Financial risk management continued

Capital allocation

The group’s objectives when managing capital (which includes share capital, borrowings, working capital and cash and cash equivalents) is to maintain a flexible capital structure that reduces the cost of capital to an acceptable level of risk and to safeguard the group’s ability to continue as a going concern while taking advantage of strategic opportunities in order to grow shareholder value sustainably.

The group manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain the capital structure, the group may adjust the amount of dividends paid to shareholders, return capital to shareholders, repurchase shares currently issued, issue new shares, issue new debt, issue new debt to replace existing debt with different characteristics and/or sell assets to reduce debt.

The group monitors capital utilising a number of measures, including the gearing ratio (net debt to shareholders’ equity). Gearing takes into account the group's substantial capital investment and susceptibility to external market factors such as crude oil prices, exchange rates and commodity chemical prices. The group's gearing level for 2022 decreased to 41,7% (2021 – 61,5%; 2020 – 117%) due to the repayment of US dollar debt and stronger EBITDA generation, offset by the weaker closing exchange rate. The long-term target gearing ratio is between 20% and 40%.

Financing risk

Financing risk refers to the risk that financing of the group’s net debt requirements and refinancing of existing borrowings could become more difficult or more costly in the future. This risk can be decreased by managing the group within the targeted gearing ratio, maintaining an appropriate spread of maturity dates, and managing short-term borrowings within acceptable levels.

The group’s target for long-term borrowings include an average time to maturity of at least two years, and an even spread of maturities.

Credit rating

On 18 October 2021, S&P affirmed Sasol’s BB rating and revised the outlook from negative to positive on the back of significant debt reduction, stronger cash flow generation and liquidity, and restored headroom in its financial profile. The positive outlook reflects the materially increased headroom in Sasol’s credit metrics, and the expectation that rating upside could materialise over the next 12 months if Sasol maintains its ratio of Funds From Operations (FFO)/Net debt substantially above 30%.

In April 2022, Moody’s affirmed Sasol’s rating of Ba2 but changed its outlook to positive from negative, as a direct consequence of the sovereign rating action. Moody’s cited that the change in outlook to positive reflects the company’s recent strong performance and adherence to the disposal and deleveraging strategy put in place during 2020. The positive outlook reflects Moody’s expectation that Sasol’s credit metrics will continue to improve supported by high commodity prices and could be upgraded if Sasol’s Debt/EBITDA is sustained at 2.5x or below through economic volatility and commodity price cycles, whilst strong liquidity is maintained over the next 12 to 18 months.

39	Financial risk management and financial instruments continued
39.1	Financial risk management continued

Risk profile

Risk management and measurement relating to each of these risks is discussed under the headings below (sub-categorised into credit risk, liquidity risk, and market risk) which entails an analysis of the types of risk exposure, the way in which such exposure is managed and quantification of the level of exposure in the statement of financial position.

Credit risk

Credit risk is the risk of financial loss due to counterparties not meeting their contractual obligations. Credit risk is deemed to be low when, based on the forward available information, it is highly probable that the customer will service its debt in accordance with the agreement throughout the period.

How we manage the risk

The risk is managed by the application of credit approvals, limits and monitoring procedures. Where appropriate, the group obtains security in the form of guarantees to mitigate risk. Counterparty credit limits are in place and are reviewed and approved by the respective subsidiary credit management committees. The central treasury function provides credit risk management for the group-wide exposure in respect of a diversified group of banks and other financial institutions. These are evaluated regularly for financial robustness especially in the current global economic environment. Management has evaluated treasury counterparty risk and does not expect any treasury counterparties to fail in meeting their obligations. The group maximum exposure is the outstanding carrying amount of the financial asset.

For all financial assets measured at amortised cost, the group calculates the expected credit loss based on contractual payment terms of the asset. The contractual payment terms for receivables vary from 30 days to 120 days. The exposure to credit risk is influenced by the individual characteristics, the industry and geographical area of the counterparty with whom we have transacted. Financial assets at amortised cost are carefully monitored and reviewed on a regular basis for expected credit loss and impairment based on our credit risk policy.

Expected credit loss is calculated as a function of probability of default, loss given default and exposure at default. The group allocates probability of default based on external and internal information. The major portion of the financial assets at amortised cost consists of externally rated customers and the group uses the average of Moody’s, Fitch and S&P Corporate and Sovereign probability of defaults, depending on whether the customer or holder of the financial asset is corporate or government related. No changes were made to the majority of formal credit ratings as these credit ratings were obtained close to year-end and therefore already incorporate the current negative economic environment, as well as an entity’s specific circumstances, financial strength and outlook. For customers or debtors that are not rated by a formal rating agency, the group allocates internal credit ratings and default rates taking into account forward looking information, based on the debtors profile and financial status. Loss given default (LGD) is based on the Basel model. As a result of the continued economic downturn following the COVID-19 pandemic and aggravated by the Russian/Ukrainian conflict, the group applied the Board of Governors of the Federal Reserve System’s formula to derive a downturn LGD to be used for 2022 and 2021, namely 50% for unsecured financial assets and 40% for secured financial assets. Credit enhancement is only taken into account if it is integral to the asset. Trade receivables expected credit loss is calculated over lifetime. Other financial assets expected credit loss is measured over 12 months when the credit risk is low and over lifetime where the credit risk has increased significantly. The group considers credit risk to have increased significantly when the customer's credit rating has been downgraded to a lower grade (e.g. A grade to B grade). The group considers customers to be in default when the receivable is more than 30 days overdue or the customer has failed to honour a repayment arrangement.

39Financial risk management and financial instruments continued

39.1	Financial risk management continued

No single customer represents more than 10% of the group’s total turnover or more than 10% of total trade receivables for the years ended 30 June 2022, 2021 and 2020. Approximately 48% (2021 — 42%; 2020 — 44%) of the group’s total turnover is generated from sales within South Africa, while about 21% (2021 — 24%; 2020 — 23%) relates to European sales and 16% (2021 — 18%; 2020 — 17%) relates to sales within the US. The concentration of credit risk within geographic regions is largely aligned with the geographic regions in which the turnover was earned.

Detail of allowances for credit losses:

					12-month
	Lifetime ECL				ECL
					No
	Significant				significant
	increase in	Simplified			increase in
	credit risk	approach			credit risk	Total
	since initial	for trade	Credit-	Total lifetime	since initial	expected
	recognition	receivables	impaired	ECL	recognition	credit loss
	Rm	Rm	Rm	Rm	Rm	Rm
2022
Long-term receivables	—	—	41	41	44	85
Trade receivables	—	30	101	131	—	131
Other receivables	1	—	272	273	58	331
	1	30	414	445	102	547

					12-month
	Lifetime ECL				ECL
					No
	Significant				significant
	increase in	Simplified			increase in
	credit risk	approach			credit risk	Total
	since initial	for trade	Credit-	Total lifetime	since initial	expected
	recognition	receivables	impaired	ECL	recognition	credit loss
	Rm	Rm	Rm	Rm	Rm	Rm
2021
Long-term receivables	50	—	41	91	—	91
Trade receivables	—	9	192	201	—	201
Other receivables	7	—	275	282	32	314
	57	9	508	574	32	606

Overview of the credit risk profile of financial assets measured at amortised cost is as follows:

	2022			2021
			CCC+ and –			CCC+ and –
	AAA to A-	BBB to B-	below	AAA to A-	BBB to B-	below
	%	%	%	%	%	%
Long-term receivables	51	43	6	58	39	3
Trade receivables	73	24	3	72	25	3
Other receivables	83	15	2	68	27	5
Cash and cash equivalents*	18	81	1	21	79	—

*	Includes long-term restricted cash.

39	Financial risk management and financial instruments continued
39.1	Financial risk management continued

Liquidity risk

Liquidity risk is the risk that an entity in the group will be unable to meet its obligations as they become due.

The group benefitted from a favourable macroeconomic environment, with a higher crude oil price, refining margins and chemicals prices following heightened geopolitical tensions. This performance was further underpinned by strong cost and capital discipline as we continue to execute our Sasol 2.0 transformation programme.

How we manage the risk

The group manages liquidity risk by effectively managing its working capital, capital expenditure and cash flows, making use of a central treasury function to manage pooled business unit cash investments and borrowing requirements. Currently the group is maintaining a positive liquidity position, conserving the group’s cash resources through continued focus on working capital improvement, cost savings and capital reprioritisation.

The group meets its financing requirements through a mixture of cash generated from its operations and, short and long-term borrowings and strives to maintain adequate banking facilities and reserve borrowing capacities. Adequate banking facilities and reserve borrowing capacities are maintained. The group is in compliance with all of the financial covenants per its loan agreements, none of which is expected to present a material restriction on funding or its investment policy in the near future. The group has sufficient undrawn borrowing facilities, which could be utilised to settle obligations. Refer to note 16. The next material maturity is the $1 billion (R16 billion) bond due in November 2022.

Protection of downside risk for the balance sheet was a key priority for the group during volatile times, resulting in the execution of our hedging programme to address oil price, ethane price and currency exposure, thereby protecting the balance sheet.

The net debt to EBITDA (bank definition) at 30 June 2022 was 0,8 times, significantly below the threshold level of 3 times.

39	Financial risk management and financial instruments continued
39.1	Financial risk management continued

Our exposure to and assessment of the risk

The maturity profile of the undiscounted contractual cash flows of financial instruments at 30 June were as follows:

		Contractual	Within one	One to	Three to	More than
		cash flows*	year	three years	five years	five years
	Note	Rm	Rm	Rm	Rm	Rm
2022
Financial assets
Non-derivative instruments
Long-term receivables	20	3 316	—	1 447	777	1 092
Trade and other receivables	25	38 936	38 936	—	—	—
Cash and cash equivalents	28	43 141	43 141	—	—	—
Investments through other comprehensive income		493	493	—	—	—
Long-term restricted cash		1 531	—	—	—	1 531
		87 417	82 570	1 447	777	2 623
Derivative instruments
Foreign exchange contracts		9 005	9 005	—	—	—
Crude oil futures		25	25	—	—	—
Foreign exchange zero cost collars		76	76	—	—	—
Crude oil zero cost collars		17	17	—	—	—
Other commodity derivatives		61	61	—	—	—
Other currency derivatives		1 236	69	135	142	890
		97 837	91 823	1 582	919	3 513
Financial liabilities
Non-derivative instruments
Long-term debt	16	(123 107)	(25 980)	(51 730)	(14 527)	(30 870)
Lease liabilities	17	(27 107)	(2 671)	(4 291)	(3 063)	(17 082)
Short-term debt	18	(82)	(82)	—	—	—
Trade and other payables	26	(33 262)	(33 262)	—	—	—
Bank overdraft	28	(173)	(173)	—	—	—
		(183 731)	(62 168)	(56 021)	(17 590)	(47 952)
Derivative instruments
Foreign exchange contracts		(8 986)	(8 986)	—	—	—
Foreign exchange zero cost collars		(454)	(454)	—	—	—
Crude oil zero cost collar		(6 176)	(6 176)	—	—	—
Coal swap options		(112)	(112)	—	—	—
Other currency derivatives		(1 850)	(6)	—	—	(1 844)
Other commodity derivatives		(53)	(53)	—	—	—
		(201 362)	(77 955)	(56 021)	(17 590)	(49 796)
*	Contractual cash flows include interest payments.

The shortfall beyond one year will be funded through cash generated from operations, utilisation of available facilities and the refinancing of existing debt.

39	Financial risk management and financial instruments continued

39.1	Financial risk management continued

		Contractual	Within one	One to	Three to	More than
		cash flows*	year	three years	five years	five years
	Note	Rm	Rm	Rm	Rm	Rm
2021
Financial assets
Non-derivative instruments
Long-term receivables	20	3 970	—	1 098	908	1 964
Trade and other receivables	25	27 140	27 140	—	—	—
Cash and cash equivalents	28	31 231	31 231	—	—	—
Investments through other comprehensive income		474	474	—	—	—
Long-term restricted cash		1 422	—	—	—	1 422
		64 237	58 845	1 098	908	3 386
Derivative instruments
Foreign exchange contracts		8 169	8 169	—	—	—
Crude oil put options		46	46	—	—	—
Foreign exchange zero cost collars		1 150	1 150	—	—	—
Ethane swap options		156	156	—	—	—
Other commodity derivatives		9	9	—	—	—
Other currency derivatives		1 727	107	231	241	1 148
		75 494	68 482	1 329	1 149	4 534
Financial liabilities
Non-derivative instruments
Long-term debt	16	(119 921)	(8 997)	(66 190)	(6 698)	(38 036)
Lease liabilities	17	(31 679)	(2 997)	(5 067)	(4 226)	(19 389)
Short-term debt	18	(60)	(60)	—	—	—
Trade and other payables	26	(23 289)	(23 289)	—	—	—
Bank overdraft	28	(243)	(243)	—	—	—
Financial guarantees**		(313)	(313)	—	—	—
		(175 505)	(35 899)	(71 257)	(10 924)	(57 425)
Derivative instruments
Foreign exchange contracts		(8 134)	(8 134)	—	—	—
Interest rate swap options		(2 234)	(668)	(960)	(513)	(93)
Crude oil put options		(46)	(46)	—	—	—
Crude oil zero cost collar		(1 126)	(1 126)	—	—	—
Crude oil swap options		(1 175)	(1 175)	—	—	—
Crude oil futures		(20)	(20)	—	—	—
Other currency derivatives		(5 422)	—	—	—	(5 422)
Other commodity derivatives		(49)	(49)	—	—	—
		(193 711)	(47 117)	(72 217)	(11 437)	(62 940)
*	Contractual cash flows include interest payments.
**	Issued financial guarantees contracts are all repayable on default, however the likelihood of default is considered remote.

39	Financial risk management and financial instruments continued
39.1	Financial risk management continued

Market risk

Market risk is the risk arising from possible market price movements and their impact on the future cash flows of the business. The market price movements that the group is exposed to:

Foreign currency risk

Foreign currency risk is a risk that earnings and cash flows will be affected due to changes in exchange rates.

How we manage the risk

The Audit Committee sets broad guidelines in terms of tenor and hedge cover ratios specifically to assess future currency exposure, which have the potential to materially affect our financial position. These guidelines and our hedging policy are reviewed from time to time. This hedging strategy enables us to better predict cash flows and thus manage our liquidity and key financial metrics more effectively. Foreign currency risks are managed through the group’s hedging policy and financing policies and the selective use of various derivatives.

Our exposure to and assessment of the risk

The group’s transactions are predominantly entered into in the respective functional currency of the individual operations. The construction of the LCCP has largely been financed through funds obtained in US dollar, with a small portion of funds obtained from Rand sources. A large portion of our turnover and capital investments are significantly impacted by the rand/US$ and rand/EUR exchange rates. Some of our fuel products are governed by the BFP, of which a significant variable is the rand/US$ exchange rate. Our export chemical products are mostly commodity products whose prices are largely based on global commodity and benchmark prices quoted in US dollars and consequently are exposed to exchange rate fluctuations that have an impact on cash flows. These operations are exposed to foreign currency risk in connection with contracted payments in currencies not in their individual functional currency. The most significant exposure for the group exists in relation to the US dollar and the Euro. The translation of foreign operations to the presentation currency of the group is not taken into account when considering foreign currency risk.

Zero-cost collars

In line with the risk mitigation strategy, the group hedges a significant portion of its estimated foreign currency exposure in respect of forecast sales and purchases over the following 12 months. The group mainly uses zero-cost collars to hedge its currency risk, most with a maturity of less than one year from the reporting date.

Foreign exchange contracts

Foreign exchange contracts (FECs) are utilised throughout the group to hedge the risk of currency depreciation on committed and highly probable forecast transactions. Transactions hedged with FECs include capital and goods purchases (imports) and sales (exports).

Refer to the summary of our derivatives below.

39	Financial risk management and financial instruments continued

39.1Financial risk management continued

The following significant exchange rates were applied during the year:

	Average rate		Closing rate
	2022	2021	2022	2021
	Rand	Rand	Rand	Rand
Rand/Euro	17,15	18,38	17,07	16,93
Rand/US dollar	15,21	15,40	16,28	14,28

The table below shows the significant currency exposure where entities within the group have monetary assets or liabilities that are not in their functional currency, have exposure to the US dollar or the Euro. The amounts have been presented in rand by converting the foreign currency amount at the closing rate at the reporting date.

	2022		2021
	Euro	US dollar	Euro	US dollar
	Rm	Rm	Rm	Rm
Long-term receivables	—	336	—	323
Trade and other receivables*	739	4 961	831	2 265
Cash and cash equivalents*	2 158	3 359	1 895	1 121
Net exposure on assets	2 897	8 656	2 726	3 709
Trade and other payables**	(166)	(4 552)	(296)	(1 523)
Net exposure on liabilities	(166)	(4 552)	(296)	(1 523)
Exposure on external balances	2 731	4 104	2 430	2 186
Net exposure on balances between group companies***	523	8 286	(2 559)	(8 064)
Total net exposure	3 254	12 390	(129)	(5 878)
*	The US$ increase relates to proceeds generated through exports from South Africa.
**	The US$ increase is due to purchases of crude oil at higher prices.
***

The US$ movement results from a significant repayment of the loan provided by Sasol Financing International to Sasol Investment Company for the partial funding of the LCCP as well as export proceeds deposited with Sasol Financing International (Group treasury company), which is also the main reason for the Euro movement.

Sensitivity analysis

The following sensitivity analysis is provided to show the foreign currency exposure of the individual entities at the end of the reporting period. This analysis is prepared based on the statement of financial position balances that exist at year-end, for which there is currency risk, before consideration of currency derivatives, which exist at that point in time. The effect on equity is calculated as the effect on profit and loss. The effect of translation of results into presentation currency of the group is excluded from the information provided.

39	Financial risk management and financial instruments continued
39.1	Financial risk management continued

A 10% weakening in the group’s significant exposure to the foreign currency at 30 June would have increased either the equity or the profit by the amounts below, before the effect of tax. This analysis assumes that all other variables, in particular, interest rates, remain constant, and has been performed on the same basis for 2021.

	2022		2021
	Euro	US Dollar	Euro	US Dollar
	Rm	Rm	Rm	Rm
Equity	325	1 239	(13)	(511)
Income statement	325	1 239	(13)	(511)

A 10% movement in the opposite direction in the group’s exposure to foreign currency would have an equal and opposite effect to the amounts disclosed above.

Interest rate risk

Interest rate risk is the risk that the value of short-term investments and financial activities will change as a result of fluctuations in the interest rates.

Fluctuations in interest rates impact on the value of short-term investments and financing activities, giving rise to interest rate risk. The group has significant exposure to interest rate risk due to the volatility in South African, European and US interest rates.

How we manage the risk

Our debt is comprised of different instrument notes, which by their nature either bear interest at a floating or a fixed rate. We monitor the ratio of floating and fixed interest in our loan portfolio and manage this ratio, by electing to incur either bank loans, bearing a floating interest rate, or bonds, which bear a fixed interest rate. We may also use interest rate swaps, where appropriate, to convert some of our debt into either floating or fixed rate debt to manage the composition of our portfolio.

In respect of financial assets, the group’s policy is to invest cash at floating rates of interest and cash reserves are to be maintained in short-term investments (less than one year) in order to maintain liquidity, while achieving a satisfactory return for shareholders.

39	Financial risk management and financial instruments continued
39.1	Financial risk management continued

Our exposure to and assessment of the risk

At the reporting date, the interest rate profile of the group’s interest-bearing financial instruments, including the effect of the interest rate swap was:

Carrying value
	2022	2021
	Rm	Rm
Variable rate instruments
Financial assets	40 250	30 062
Financial liabilities*	(26 094)	(7 898)
	14 156	22 164
Fixed rate instruments
Financial assets	7 121	1 788
Financial liabilities	(78 913)	(110 803)
	(71 792)	(109 015)
Interest profile (variable: fixed rate as a percentage of total financial assets)	85:15	94:6
Interest profile (variable: fixed rate as a percentage of total financial liabilities)	25:75	7:93
*	The increase in variable exposure is due to the termination of the USD1,7 billion interest rate swap which previously converted a portion of the group's variable debt to fixed debt.

Cash flow sensitivity for variable rate instruments

Financial instruments affected by interest rate risk include borrowings, deposits, trade receivables and trade payables. A change of 1% in the prevailing interest rate in a particular currency at the reporting date would have increased/(decreased) earnings by the amounts shown below before the effect of tax. The sensitivity analysis has been prepared on the basis that all other variables, in particular foreign currency rates, remain constant and has been performed on the same basis for 2021. Interest is recognised in the income statement using the effective interest rate method.

	Income statement — 1% increase
			United States
	South Africa	Europe*	of America	Other
	Rm	Rm	Rm	Rm
30 JUNE 2022	257	22	(153)	16
30 June 2021	166	19	25	12
*	A decrease of 1% in interest rates for Europe will not have an effect on the income statement as it is not considered reasonably possible that the repo interest rates will decrease below 0%.

A 1% decrease in interest rates would have an equal and opposite effect to the amounts disclosed above.

The group had exposure to the variable US dollar London Interbank Overnight Rate (LIBOR) through the USD term loan and revolving credit facilities. The group has entered into USD interest rate swaps to convert a portion of the group’s exposure to the variable LIBOR to a fixed rate. The swaps were designated as hedging instruments in a cash flow hedge.

Hedge effectiveness was determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments, to ensure that an economic relationship exists between the hedged item and hedging instrument. A regression analysis method is employed for assessing the effectiveness of each designated hedging relationship.

39.	Financial risk management and financial instruments continued

39.1Financial risk management continued

Possible sources of hedge ineffectiveness include:

●	Differences in critical terms between the interest rate swaps and interest payments, including future payment date mismatches;
●	A significant change in the credit risk of either party to the hedging relationship during the period of the hedge; and
●	The effects of the forthcoming IBOR reform, because changes might take effect at a different time and have a different impact on the hedged item (the floating-rate debt) and the hedging instrument (the interest rate swap used to hedge the debt).

Effective 15 March 2022, the term loan and revolving credit facilities as well as two of the swaps were transitioned to the Secured Overnight Financing Rate (SOFR). The transition also entailed the addition of a fixed credit adjustment spread to the SOFR and new fallback clauses. The fixed credit adjustment spread is based on the rate published by Bloomberg Index Services Limited following the FCA‘s Cessation Announcement on 5 March 2021. The group qualified for and has applied the reliefs provided by IBOR reform Phase 2 that allowed the group’s hedging relationships to continue. For the remaining swaps, the Phase 1 amendments allowed hedge accounting to continue for affected hedges during the period of uncertainty before the hedged items or hedging instruments are amended as a result of the interest rate benchmark reform.

Throughout 2022, the group has continued to make significant progress in repaying variable USD debt, to the extent that the forecasted future interest payments over the remaining term of the interest rate swap are largely no longer probable. Hedge accounting was discontinued prospectively from 30 April 2022 and the balance of the hedge reserve was reclassified to profit as a derivative gain included in other operating expenses. The information in the table below is applicable to the period from 1 July 2021 to 30 April 2022.

			2022	2021
Carrying value included in short and long-term financial liabilities	Rm		—	2 103
Fair value gain/(loss) recognised in other comprehensive income	Rm		1 818	(1 072)
Amount recognised in other operating expenses[1]	Rm		1 029	89
Balance of hedge reserve – continuing hedge relationships	Rm		—	(801)
Balance of hedge reserve – discontinued hedge relationships	Rm		—	(106)
Nominal amount	Rm		—	1 751
Expiry			—	December 2026
Average fixed rate		%	2,82	2,82
Hedge ratio			1:1	1:1
Fair value gain of continuing hedging instruments used as the basis for recognising hedge ineffectiveness	US$m		120	32
Fair value gain of hedged item used as the basis for recognising hedge ineffectiveness	US$m		121	38
1	Includes an amount of R1,1 billion reclassified from the cash flow hedge reserve to profit or loss upon termination of the interest rate swap.

Commodity price risk

Commodity price risk is the risk of fluctuations in our earnings as a result of fluctuation in the price of commodities.

39	Financial risk management and financial instruments continued
39.1	Financial risk management continued

How we manage the risk

Crude oil and coal price

The group makes use of derivative instruments, including options and commodity swaps as a means of mitigating price movements and timing risks on crude oil purchases and sales and ethane purchases and export coal sales. The group entered into hedging contracts which provide downside protection against decreases in commodity prices. Refer to the summary of our derivatives below.

Our exposure to and assessment of the risk

A substantial proportion of our turnover is derived from sales of petroleum and petrochemical products. Market prices for crude oil fluctuate because they are subject to international supply and demand and political factors. Our exposure to the crude oil price centres primarily around the selling price of the fuel marketed by our Energy business which is governed by the Basic Fuel Price (BFP) formula, the crude oil related raw materials used in our Natref refinery and certain of our offshore operations including where chemical prices are linked to the crude oil price. Key factors in the BFP are the Mediterranean and Singapore or Mediterranean and Arab Gulf product prices for petrol and diesel, respectively.

Dated Brent Crude prices applied during the year:

	Dated Brent Crude
	2022	2021
	US$	US$
High	137,64	76,44
Average	92,06	54,20
Low	66,17	36,21

39	Financial risk management and financial instruments continued
39.1	Financial risk management continued

Summary of our derivatives

In the normal course of business, the group enters into various derivative transactions to mitigate our exposure to foreign exchange rates, interest rates and commodity prices. Derivative instruments used by the group in hedging activities include swaps, options, forwards and other similar types of instruments.

	Financial	Financial	Financial	Financial
	asset	liability	asset	liability	Income statement gain/(loss)
	2022	2022	2021	2021	2022	2021	2020
	Rm	Rm	Rm	Rm	Rm	Rm	Rm
Derivative financial instruments
Interest rate swap options	—	—	—	(2 103)	1 029	(37)	(101)
Crude oil put options	—	—	46	(46)	—	(1 545)	(153)
Crude oil zero cost collars	17	(6 176)	—	(1 126)	(11 349)	(1 871)	(157)
Crude oil swap options	—	—	—	(1 175)	(5 140)	(1 267)	(160)
Crude oil futures	25	—	—	(20)	(1 049)	(774)	538
Ethane swap options	—	—	156	—	279	680	(732)
Coal swap options	—	(112)	—	—	691	—	—
Other commodity derivatives	61	(53)	9	(49)	(593)	—	—
Foreign exchange contracts	68	(50)	75	(40)	(677)	1 011	(372)
Foreign exchange zero cost collars	76	(454)	1 150	–	(1 580)	4 027	(4 298)
Other foreign exchange derivatives*	621	(282)	887	(514)	64	2 058	(1 562)
	868	(7 127)	2 323	(5 073)	(18 325)	2 282	(6 997)
Non-derivative financial instruments
Financial guarantees	—	—	—	(100)
	868	(7 127)	2 323	(5 173)
*	Mainly relates to a US dollar derivative that is embedded in long-term oxygen supply contracts to our Secunda Operations.

		Contract/Notional amount*					Average price**
		Open	Settled	Open	Settled		Floor	Cap	Floor	Cap
		2022	2022	2021	2021		2022	2022	2021	2021
		Million	Million	Million	Million
Derivatives financial instruments
Crude oil put options purchased***	barrels	—	10,0	10,0	(32,5)	US$/bbl	—	—	40,5	—
Crude oil put options sold	barrels	—	10,0	(10,0)	—	US$/bbl	—	—	43,2	—
Crude oil zero cost collars	barrels	29,0	24,0	24,0	5,1	US$/bbl	63,3	96,6	60,1	72,0
Crude oil swap options	barrels	—	18,0	18,0	—	US$/bbl	—		67,2
Crude oil futures	US$	1	29	108	—	US$/bbl	109,9		73,6
Ethane swap options	barrels	—	4,0	4,0	26,2	US$ c/gal	—	—	23,2	—
Coal swaps	ton	0,4	1,0	—	—	US$/ton	293,7	—	—	—
Foreign exchange contracts	US$	334	—	143	—	R/US$	16,24		14,66
Foreign exchange contracts	EUR	70	—	100	—	US$/EUR	1,07		1,20
Foreign exchange zero cost collars	US$	4 400	3 900	2 800	5 370	R/US$	15,04	18,06	14,54	17,52

*       The notional amount is the sum of the absolute value of all contracts for both derivative assets and liabilities.

**     For open positions,

***   Total premium paid for contracts entered into in the year US$nil million (2021: US$93,8 million).

39.	Financial risk management and financial instruments continued
39.2	Fair value

Various valuation techniques and assumptions are utilised for the purpose of calculating fair value.

The group does not hold any financial instruments traded in an active market, except for the investment in listed equity instruments. Fair value is determined using valuation techniques as outlined below. Where possible, inputs are based on quoted prices and other market determined variables.

Fair value hierarchy

The following table is provided representing the assets and liabilities measured at fair value at reporting date, or for which fair value is disclosed at reporting date.

The calculation of fair value requires various inputs into the valuation methodologies used.

The source of the inputs used affects the reliability and accuracy of the valuations. Significant inputs have been classified into the hierarchical levels in line with IFRS 13, as shown below.

There have been no transfers between levels in the current year. Transfers between levels are considered to have occurred at the date of the event or change in circumstances.

LEVEL 1Quoted prices in active markets for identical assets or liabilities.

LEVEL 2Inputs other than quoted prices that are observable for the asset or liability (directly or indirectly).

LEVEL 3Inputs for the asset or liability that are unobservable.

39Financial risk management and financial instruments continued

39.2	Fair value continued

	Fair value	Fair value			Fair value
	30 June	30 June			hierarchy
Financial instrument	2022	2021	Valuation method	Significant inputs	of inputs
Financial assets
Non-derivative instruments
Investments in listed securities	480	466	Quoted market price for the same instrument	Quoted market price for the same instrument	Level 1
Investments in unlisted securities	13	8	Discounted cash flow

Forecasted earnings, capital expenditure and debt cash flows of the underlying business, based on the forecasted assumptions of inflation, exchange rates, commodity prices etc. Appropriate WACC for the region.

					Level 3
Long-term restricted cash	1 531	1 422	²	²	Level 1²
Long-term receivables	3 023	3 879	Discounted cash flow	Market related interest rates.	Level 3
Derivative instruments
Commodity and currency derivative assets	247	1 436	Forward rate interpolator model, appropriate currency specific discount curve, discounted expected cash flows, numerical approximation	Forward exchange contracted rates, market foreign exchange rates, forward contract rates, market commodity prices, crude oil prices	Level 2
Embedded derivative³	621	887	Forward rate interpolator model, discounted expected cash flows, numerical approximation, as appropriate	US PPI index, US labour index, US Dollar and ZAR treasury curves, Rand zero swap discount rate, interpolated EUR/ZAR forward rate	Level 3
Trade and other receivables	38 936	27 140	Discounted cash flow	Market related interest rates.	Level 3¹
Cash and cash equivalents	43 140	31 231	²	²	Level 1²
Financial liabilities
Non-derivative instruments
Listed long-term debt	71 667	72 226	Quoted market price for the same instrument	Quoted market price for the same instrument	Level 1
Unlisted long-term debt	26 824	34 274	Discounted cash flow	Market related interest rates	Level 3
Short-term debt and bank overdraft	255	303	Discounted cash flow	Market related interest rates	Level 3¹
Trade and other payables	39 873	23 289	Discounted cash flow	Market related interest rates	Level 3¹
Derivative instruments
Commodity and currency derivative liabilities	6 845	2 456	Forward rate interpolator model, discounted expected cash flows, numerical approximation	Forward exchange contracted rates, coal prices, market foreign exchange rates	Level 2
Interest rate swap	—	2 103	Discounted net cash flows, using a swap curve to infer the future floating cash flows	US$ Overnight Indexed Swap (OIS) curve, recovery probabilities	Level 2
Embedded derivatives³	282	514	Forward rate interpolator model, discounted expected cash flows, numerical approximation, as appropriate	US PPI, US labour index, US Dollar and ZAR treasury curves, Rand zero swap discount rate	Level 3

1The fair value of these instruments approximates their carrying value, due to their short-term nature.

2The carrying value of cash is considered to reflect its fair value.

3Relates to the US labour and inflation index and ZAR/EUR exchange rate embedded derivatives contained in the Secunda Synfuels Operations long-term gas supply agreements.

There were no transfers between levels for recurring fair value measurements during the year. There was no change in valuation techniques compared to the previous financial year.

39	Financial risk management and financial instruments continued
39.2	Fair value continued

Sensitivity analysis

Derivatives

The fair value of significant derivatives held for trading is impacted by a number of market observable variables at valuation date. The sensitivities provided below reflect the impact on fair value as a result of movements in the significant input variables utilised for valuation purposes:

								US$
								Libor
		Ethane price		Crude oil price		Rand/US$*		curve**
		+USD 2	-USD 2	+USD 2/	-USD 2/
30 JUNE 2022		c/gal	c/gal	bbl	bbl	+R1/US$	-R1/US$	-0,5%
Foreign exchange zero cost collars	Rm					(1 511)	1 511
Crude oil zero-cost collar	Rm			(672)	672

								US$
								Libor
		Ethane price		Crude oil price		Rand/US$*		curve**
		+USD 2	-USD 2	+USD 2/	-USD 2/
30 June 2021		c/gal	c/gal	bbl	bbl	+R1/US$	-R1/US$	-0,5%
Crude oil put options	Rm			(385)	385
Ethane swap options	Rm	14	(14)
Foreign exchange zero cost collars	Rm					(1 702)	1 702
Crude oil zero-cost collar	Rm			(382)	382
Interest rate swap	Rm							559
*

No gain or loss will be made if these derivatives are settled at a spot price between the cap and floor. The exchange rate would have to weaken by at least R1,78/US$, up to the cap of R18,06, before losses are incurred on the derivatives.

**	Sensitivities on the downward shift has been limited by the low US$ Libor at 30 June 2021.

39	Financial risk management and financial instruments continued
39.2	Fair value continued

Embedded derivatives

		US$/Rand Spot price		US$ Swap curve		Rand Swap curve
30 JUNE 2022		+R1/US$	-R1/US$	+0,1%	-0,1%	+1,0%	-1,0%
Synfuels oxygen supply contract embedded derivative	Rm	(513)	513	86	(87)	(786)	911

		US$/Rand Spot price		US$ Swap curve		Rand Swap curve
30 JUNE 2021		+R1/US$	-R1/US$	+0,1%	-0,1%	+1,0%	-1,0%
Synfuels oxygen supply contract embedded derivative	Rm	(601)	601	98	(99)	(825)	955

The fair value of the embedded derivative financial instrument contained in a long-term oxygen supply contract to our Secunda Operations is impacted by a number of observable and unobservable variables at valuation date. The sensitivities provided above reflect the impact on fair value as a result of movements in the significant input variables utilised for valuation purposes.

Accounting policies:

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

The group is exposed to market risks from changes in interest rates, foreign exchange rates and commodity prices. The group uses derivative instruments to hedge its exposure to these risks.

All derivative financial instruments are initially recognised at fair value and are subsequently stated at fair value at the reporting date. Attributable transaction costs are recognised in the income statement when incurred. Resulting gains or losses on derivative instruments, excluding designated and effective hedging instruments, are recognised in the income statement.

To the extent that a derivative instrument has a maturity period of longer than one year, the fair value of these instruments will be reflected as a non-current asset or liability.

Contracts to buy or sell non-financial items (e.g. gas or electricity) that were entered into and continue to be held for the purpose of the receipt of the non‑financial items in accordance with the group’s expected purchase or usage requirements are not accounted for as derivative financial instruments. Purchase commitments relating to these contracts are disclosed in note 3.

HEDGE ACCOUNTING

The group continues to apply the hedge accounting requirements of IAS 39 ‘Financial Instruments: Recognition and Measurement’.

39	Financial risk management and financial instruments continued
39.2	Accounting policies continued

Where a derivative instrument is designated as a cash flow hedge of an asset, liability or highly probable forecast transaction that could affect the income statement, the effective part of any gain or loss arising on the derivative instrument is recognised as other comprehensive income and is classified as a cash flow hedge accounting reserve until the underlying transaction occurs. The ineffective part of any gain or loss is recognised in the income statement. If the hedging instrument no longer meets the criteria for cash flow hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively.

If the forecast transaction results in the recognition of a non-financial asset or non-financial liability, the associated gain or loss is transferred from the cash flow hedge accounting reserve, as other comprehensive income, to the underlying asset or liability on the transaction date. If the forecast transaction is no longer expected to occur, then the cumulative balance in other comprehensive income is recognised immediately in the income statement as reclassification adjustments. Other cash flow hedge gains or losses are recognised in the income statement at the same time as the hedged transaction occurs.

ECONOMIC HEDGES

When derivative instruments, including forward exchange contracts, are entered into as fair value hedges, no hedge accounting is applied. All gains and losses on fair value hedges are recognised in the income statement.